SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Net income taxes paid	$ 3,049,000	$ 3,333,000
Net Interest paid	86,000	739,000
Discount fees paid (note 27 (d))	107,000	414,000
Cash and cash equivalents	76,784,000	160,560,000
Restricted cash	100,000	10,864,000
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	76,884,000	171,424,000	$ 79,083,000
Restricted Cash and Cash Equivalents Items [Line Items]
RPA, receivables collected, previously sold, timing differences	0	764,000
Held In Escrow Related to Divestiture
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	10,000,000
Held In Escrow For Vender Obligations
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 100,000	$ 100,000